Redeemable Non-controlling Interests - Additional Information (Details) ¥ in Thousands, $ in Millions		1 Months Ended
	Nov. 30, 2023 CNY (¥)	Jan. 31, 2024 CNY (¥)	Jan. 31, 2024 USD ($)	Jan. 31, 2025 CNY (¥)
Gongqingcheng Orion Industrial Investment Center [Member]
Class of Stock [Line Items]
Percentage of equity interest held on acquisition		49.50%	49.50%
Additional investment in acquiree		¥ 150,000
Beijing OrionStar [Member]
Class of Stock [Line Items]
Equity interest acquired	35.17%
Cash consideration	¥ 268,724
Percentage of equity interest held on acquisition	72.91%	73.95%	73.95%
Cash investment in acquiree | $			$ 16.7
Principal amount on convertible loans		¥ 100,000
Beijing OrionStar [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Redemption price of noncontrolling shares				¥ 79,400